Document and Entity Information	0 Months Ended
Feb. 11, 2014
Risk/Return:
Document Type	497
Document Period End Date	Feb. 11, 2014
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Feb. 11, 2014
Document Effective Date	Feb. 11, 2014
Prospectus Date	Dec. 20, 2013
Free Market U.S. Equity Portfolio | Institutional Class
Risk/Return:
Trading Symbol	FMVUX
Free Market International Equity Portfolio | Institutional Class
Risk/Return:
Trading Symbol	FMVIX
Free Market Fixed Income Portfolio | Institutional Class
Risk/Return:
Trading Symbol	FMVFX